Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party in Interest Transactions	Party in Interest Transactions
The party in interest transactions described below are covered by exemptions from the prohibited transaction provisions of ERISA and the IRC. CSC, the Plan Sponsor as defined in ERISA 3(16)(B), provides services to the Plan through its separate but affiliated companies and subsidiaries. Under the Plan, CS&Co serves as the Named Fiduciary and Plan Administrator as defined in ERISA 402(a) and ERISA 3(16)(A), respectively. CS&Co also provides brokerage products and services, including a PCRA. Schwab Retirement Plan Services, Inc., a wholly-owned subsidiary of CSC, provides recordkeeping and related services to the Plan. Charles Schwab Trust Bank, a wholly-owned subsidiary of CSC, provides the Plan with trust and custody services and deposit products. Charles Schwab Investment Management, Inc., provides investment management services to proprietary funds offered as investment options in the Plan.

At December 31, 2025 and 2024, the Plan held 7,737,868 and 8,394,254 shares, respectively, of CSC common stock. The dividend income earned on the CSC common stock held by the Plan was $8,639,557 for the year ended December 31, 2025.